Offerings	Oct. 30, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No fee pursuant to Rule 457(g) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary shares, par value $0.0001 per share, underlying the warrants
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	2.00
Maximum Aggregate Offering Price	$ 4,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 552.40
Offering Note	No fee pursuant to Rule 457(g) under the Securities Act.

Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

This represents the floor price of the related Ordinary Share Purchase Warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Placement Agent Warrants
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No fee pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary shares, par value $0.0001 per share, underlying the Placement Agent Warrants
Amount Registered | shares	60,000
Proposed Maximum Offering Price per Unit	2.50
Maximum Aggregate Offering Price	$ 150,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20.72
Offering Note	No fee pursuant to Rule 457(g) under the Securities Act.

Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.